Condensed Consolidating Statements of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Schedule of Condensed Consolidating Statement of Cash Flows [Line Items]
Net cash flows from operating activities	$ (327)	$ (264)	$ (165)	$ 551	$ 69
Cash flows from investing activities
Capital expenditures	(80)	(58)	(115)	(49)	(58)
Proceeds from sale of property and equipment	5	4	4	4	8
Purchase of investments	(985)	(23)	(23)
Refunds (payments) for businesses acquired, net of cash acquired	(196)	(21)	(21)		6
Purchase of other investments	(985)
Proceeds from sale of a business	481	98	128		3
Payment for a business acquired	(196)	(21)
Proceeds from sale of investments			21
Other investing activities	(2)
Net cash flows from investing activities	(777)		(6)	(45)	(41)
Cash flows from financing activities
Equity contribution				1
Borrowings of long-term debt	4,140
Repayments of long-term debt	(3,290)	(8)	(10)	(40)	(72)
Borrowings on long-term revolver	1,192	888	1,053	178	5
Repayments of long-term revolver	(797)	(769)	(1,053)	(860)	(196)
Debt issuance and modification fees	(95)			(34)
Other financing activities	1
Net cash provided by (used in) financing activities	1,151	111	(10)	(755)	(263)
Effect of exchange rates on cash				2	3
Increase (decrease) in cash and cash equivalents	47	(153)	(181)	(247)	(232)
Cash and cash equivalents at beginning of period	111	292	292	539	771
Cash and cash equivalents at end of period	158	139	111	292	539
Parent Issuer
Schedule of Condensed Consolidating Statement of Cash Flows [Line Items]
Net cash flows from operating activities	(368)	(652)	(629)	452	51
Cash flows from investing activities
Capital expenditures	(19)	(11)	(15)	(6)	(9)
Proceeds from sale of property and equipment					1
Purchase of investments		(21)	(21)
Refunds (payments) for businesses acquired, net of cash acquired					22
Purchase of other investments	(985)
Proceeds from sale of a business	480	93	117		6
Proceeds from sale of investments			21
Proceeds from (payments of) intercompany notes					12
Return of investment				33
Investments (return of capital) in equity affiliates	(169)				(62)
Net cash flows from investing activities	(693)	61	102	27	(30)
Cash flows from financing activities
Equity contribution				1
Borrowings (repayments) of intercompany notes	(33)	306	337	46	(39)
Borrowings of long-term debt	4,140
Repayments of long-term debt	(3,289)	(8)	(10)	(40)	(10)
Borrowings on long-term revolver	1,192	888	1,053	178	5
Repayments of long-term revolver	(797)	(769)	(1,053)	(860)	(196)
Debt issuance and modification fees	(95)			(34)
Other financing activities	1
Net cash provided by (used in) financing activities	1,119	417	327	(709)	(240)
Increase (decrease) in cash and cash equivalents	58	(174)	(200)	(230)	(219)
Cash and cash equivalents at beginning of period	49	249	249	479	698
Cash and cash equivalents at end of period	107	75	49	249	479
Guarantor Subsidiaries
Schedule of Condensed Consolidating Statement of Cash Flows [Line Items]
Net cash flows from operating activities	19	384	458	83	16
Cash flows from investing activities
Capital expenditures	(59)	(46)	(98)	(41)	(48)
Proceeds from sale of property and equipment	5	4	4	4	7
Purchase of investments		(2)	(2)
Refunds (payments) for businesses acquired, net of cash acquired			(21)		(16)
Proceeds from sale of a business		(6)
Payment for a business acquired	(196)	(21)
(Payments for) proceeds from debt & other investments					5
Proceeds from (payments of) intercompany notes	33	(306)	(337)	(46)	39
Net cash flows from investing activities	(217)	(377)	(454)	(83)	(13)
Cash flows from financing activities
Equity contribution	204
Borrowings (repayments) of intercompany notes					(12)
Net cash provided by (used in) financing activities	204				(12)
Increase (decrease) in cash and cash equivalents	6	7	4		(9)
Cash and cash equivalents at beginning of period	12	8	8	8	17
Cash and cash equivalents at end of period	18	15	12	8	8
Non-Guarantor Subsidiaries
Schedule of Condensed Consolidating Statement of Cash Flows [Line Items]
Net cash flows from operating activities	72	4	6	16	13
Cash flows from investing activities
Capital expenditures	(2)	(1)	(2)	(2)	(1)
Purchase of investments	(1)
Refunds (payments) for businesses acquired, net of cash acquired					(3)
Proceeds from sale of a business	1	11	11
(Payments for) proceeds from debt & other investments					(67)
Other investing activities	(2)
Net cash flows from investing activities	(4)	10	9	(2)	(71)
Cash flows from financing activities
Dividend payment	(50)
Equity contribution	(35)			(33)	51
Net cash provided by (used in) financing activities	(85)			(33)	51
Effect of exchange rates on cash				2	3
Increase (decrease) in cash and cash equivalents	(17)	14	15	(17)	(4)
Cash and cash equivalents at beginning of period	50	35	35	52	56
Cash and cash equivalents at end of period	33	49	50	35	52
Eliminations
Schedule of Condensed Consolidating Statement of Cash Flows [Line Items]
Net cash flows from operating activities	(50)				(11)
Cash flows from investing activities
Purchase of investments	1
Refunds (payments) for businesses acquired, net of cash acquired					3
Proceeds from sale of a business					(3)
(Payments for) proceeds from debt & other investments					62
Proceeds from (payments of) intercompany notes	(33)	306	337	46	(51)
Return of investment				(33)
Investments (return of capital) in equity affiliates	169				62
Net cash flows from investing activities	137	306	337	13	73
Cash flows from financing activities
Dividend payment	50
Equity contribution	(169)			33	(51)
Borrowings (repayments) of intercompany notes	33	(306)	(337)	(46)	51
Repayments of long-term debt	(1)				(62)
Net cash provided by (used in) financing activities	$ (87)	$ (306)	$ (337)	$ (13)	$ (62)